Average Annual Total Returns - Premier Class			12 Months Ended	60 Months Ended	120 Months Ended
		May 28, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.08%	1.82%	1.20%
Performance Inception Date	[1]	May 28, 2024

[1]	Premier Class shares’ performance shown prior to the inception date is that of the Fund’s Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is September 1, 1998.